October 1, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Mr. Jeffrey Foor
Document Control – EDGAR

RE:	Columbia Funds Series Trust II (the Registrant)
Columbia Absolute Return Emerging Markets Macro Fund
Columbia Absolute Return Enhanced Multi-Strategy Fund
Columbia Absolute Return Multi-Strategy Fund
Columbia Active Portfolios – Diversified Equity Income Fund
Columbia Commodity Strategy Fund
Columbia Diversified Equity Income Fund
Columbia Dividend Opportunity Fund
Columbia Flexible Capital Income Fund
Columbia High Yield Bond Fund
Columbia Mid Cap Value Opportunity Fund
Columbia Multi-Advisor Small Cap Value Fund
Columbia Seligman Communications and Information Fund
Columbia U.S. Government Mortgage Fund
Post-Effective Amendment No. 95
File No. 333-131683/811-21852

Dear Mr. Foor:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 95 (Amendment). This Amendment was filed electronically on September 27, 2013.

If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Andrew Kirn at (612) 678-9052.

Sincerely,

/s/ Christopher O. Petersen

Christopher O. Petersen

Vice President and Chief Counsel

Ameriprise Financial, Inc.